Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and equivalents (note 25a)	$ 2,234	$ 2,389
Accounts receivable (note 18)	239	249
Inventories (note 17)	1,890	1,930
Other current assets (note 18)	321	306
Total current assets	4,684	4,874
Non-current assets
Non-current portion of inventory (note 17)	1,681	1,536
Equity in investees (note 16)	1,213	1,185
Property, plant and equipment (note 19)	13,806	14,103
Intangible assets (note 20a)	255	272
Goodwill (note 20b)	1,330	1,371
Deferred income tax assets (note 30)	1,069	977
Other assets (note 22)	1,270	946
Total assets	25,308	25,264
Current liabilities
Accounts payable (note 23)	1,059	1,084
Debt (note 25b)	59	143
Current income tax liabilities	298	283
Other current liabilities (note 24)	331	309
Total current liabilities	1,747	1,819
Non-current liabilities
Debt (note 25b)	6,364	7,788
Provisions (note 27)	3,141	2,363
Deferred income tax liabilities (note 30)	1,245	1,520
Other liabilities (note 29)	1,744	1,461
Total liabilities	14,241	14,951
Equity
Capital stock (note 31)	20,893	20,877
Deficit	(11,759)	(13,074)
Accumulated other comprehensive loss	(169)	(189)
Other	321	321
Total equity attributable to Barrick Gold Corporation shareholders	9,286	7,935
Non-controlling interests (note 32)	1,781	2,378
Total equity	11,067	10,313
Contingencies and commitments (notes 2, 17, 19 and 36)
Total liabilities and equity	$ 25,308	$ 25,264